Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Cash Flow From Operating Activities:
Net loss	$ (506,697)	$ (519,323)	$ (2,215,345)	$ (1,713,639)
Adjustments to reconcile net loss to net cash from operating activities:
Stock-based compensation	89,790	118,183	448,137	170,775
Stock issued for services		29,100	57,420	447,542
Intrinsic value of Conv Notes-Addtl Paid-in-Capital	142,506
Depreciation and amortization	1,568	2,105	11,533	23,531
Changes in operating assets and liabilities:
Increase/Decrease in deposits				(6,190)
Increase/Decrease in prepaid expenses and other current assets	14,339	(30,171)	96,634	70,000
Decrease/Increase in inventory	(2,714)	2,494	(26,525)	(27,603)
Increase in other assets
Increase in accrued settlement				7,823
Increase in accounts payable	3,512	60,040	(14,878)	(38,488)
Net Cash Used in Operating Activities	(257,696)	(337,572)	(1,643,024)	(1,066,249)
Investing Activities:
Purchases of property and equipment
Patent expenditures
Net Cash Used in Investing Activities
Financing Activities:
Proceeds from issuance of common stock		443,050	1,564,194	965,992
Proceeds from notes payable- related party
Proceeds from Convertible Notes	165,000		104,316
Proceeds from Promissory Note- GHS			30,000
Intrinsic value of Conv Notes-Addtl Paid-in-Capital
Officer Compensation Stock
Repayment of advances from related party
Net Cash Provided by Financing Activities	165,000	443,050	1,698,510	965,992
Net Decrease in Cash	(92,696)	105,478	55,486	(100,257)
Cash - Beginning of year	127,524	72,038	72,038	172,295
Cash - End of year	$ 34,828	$ 177,516	$ 127,524	$ 72,038